Document and Entity Information	Mar. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 24, 2023
Trading Symbol	IMPL
Entity Registrant Name	IMPEL PHARMACEUTICALS INC.
Entity Central Index Key	0001445499
Entity Emerging Growth Company	true
Entity File Number	001-40353
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-3058238
Entity Ex Transition Period	false
Entity Address, Address Line One	201 Elliott Avenue West
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98119
City Area Code	206
Local Phone Number	568-1466
Entity Information, Former Legal or Registered Name	N/A
Title of 12(b) Security	Common Stock, $0.001 Par Value Per Share
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false